Lease Arrangements - Other Lease Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Expenses relating to short-term leases	$ 105,370	$ 216,201
Expenses relating to low-value asset leases	2,572	6,198
Total cash outflow for leases	$ 262,121	$ 425,821